Note 8 - Credit Agreement	9 Months Ended
Sep. 30, 2019
Notes
Note 8 - Credit Agreement

Note 8 – Credit Agreement

Effective September 11, 2009, the Company entered into a credit facility with Wells Fargo Preferred Capital, Inc. The credit agreement provides for borrowings of up to $100.0 million or 70% of the Company's net finance receivables (as defined in the credit agreement), whichever is less and has a maturity date of December 31, 2019. Outstanding borrowings on the credit line were $90.2 million and $53.2 million at September 30, 2019 and December 31, 2018, respectively. Available borrowings under the credit agreement were $9.8 million and $46.8 million at September 30, 2019 and December 31, 2018, at interest rates of 5.14% and 5.74%, respectively. The credit agreement contains covenants customary for financing transactions of this type. At September 30, 2019, the Company believes it was in compliance with all covenants. The Company and Wells Fargo are currently in negotiations on an amended and restated loan and security agreement. The new agreement will increase available borrowings and extend the maturity date on the current agreement.